Offsetting Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Offsetting Financial Assets and Financial Liabilities [Abstract]
Offsetting [text block table]

Assets

	Dec 31, 2020
			Net amounts of financial assets presented on the balance sheet	Amounts not set off on the balance sheet
in € m.	Gross amounts of financial assets	Gross amounts set off on the balance sheet		Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral¹	Net amount
Central bank funds sold and securities purchased under resale agreements (enforceable)	8,234	(2,863)	5,371	0	0	(5,319)	53
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	3,161	0	3,161	0	0	(2,855)	307
Securities borrowed (enforceable)	0	0	0	0	0	0	0
Securities borrowed (non-enforceable)	0	0	0	0	0	0	0
Financial assets at fair value through profit or loss (enforceable)	463,397	(84,554)	378,843	(263,518)	(45,066)	(58,410)	11,849
Of which: Positive market values from derivative financial instruments (enforceable)	336,976	(12,557)	324,419	(262,525)	(45,048)	(5,162)	11,684
Financial assets at fair value through profit or loss (non-enforceable)	149,137	0	149,137	0	(1,098)	(12,790)	135,249
Of which: Positive market values from derivative financial instruments (non-enforceable)	19,074	0	19,074	0	(1,003)	(1,116)	16,955
Total financial assets at fair value through profit or loss	612,534	(84,554)	527,980	(263,518)	(46,164)	(71,200)	147,099
Loans at amortized cost	426,691	0	426,691	0	(12,129)	(52,571)	361,991
Other assets	120,531	(10,170)	110,360	(43,277)	(412)	(90)	66,581
Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable)	3,286	(21)	3,265	(2,607)	(411)	(90)	156
Remaining assets subject to netting	1,543	0	1,543	0	0	0	1,543
Remaining assets not subject to netting	249,854	0	249,854	0	(384)	(2,768)	246,703
Total assets	1,422,549	(97,587)	1,324,961	(306,795)	(59,089)	(134,803)	824,275

[1]Excludes real estate and other non-financial instrument collateral.

Liabilities

	Dec 31, 2020
			Net amounts of financial liabilities presented on the balance sheet	Amounts not set off on the balance sheet
in € m.	Gross amounts of financial liabilities	Gross amounts set off on the balance sheet		Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral	Net amount
Deposits	567,745	0	567,745	0	0	0	567,745
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	4,586	(2,263)	2,323	0	0	(2,323)	0
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	3	0	3	0	0	(2)	1
Securities loaned (enforceable)	1,686	0	1,686	0	0	(1,686)	0
Securities loaned (non-enforceable)	11	0	11	0	0	(2)	9
Financial liabilities at fair value through profit or loss (enforceable)	480,029	(86,803)	393,226	(265,150)	(34,846)	(41,642)	51,589
Of which: Negative market values from derivative financial instruments (enforceable)	326,692	(14,715)	311,976	(264,042)	(34,846)	(5,816)	7,273
Financial liabilities at fair value through profit or loss (non-enforceable)	25,972	0	25,972	0	(1,875)	(6,184)	17,914
Of which: Negative market values from derivative financial instruments (non-enforceable)	15,798	0	15,798	0	(1,875)	(166)	13,757
Total financial liabilities at fair value through profit or loss	506,002	(86,803)	419,199	(265,150)	(36,721)	(47,826)	69,502
Other liabilities	122,730	(8,521)	114,208	(49,534)	(121)	(6)	64,547
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	1,315	(36)	1,279	(1,090)	(121)	(6)	62
Remaining liabilities not subject to netting	157,602	0	157,602	0	(2)	(1)	157,599
Total liabilities	1,360,364	(97,587)	1,262,777	(314,684)	(36,844)	(51,845)	859,403

Other assets include € 1.4 billion positive market values for derivative financial instruments which have been reclassified into asset held for sale, associated with the Prime Finance platform being transferred to BNP Paribas, along with the corresponding impact of master netting agreements and collateralization. Due to the same reason, other liabilities include € 1.9 billion negative market values for derivative financial instruments which have been reclassified into liabilities held for sale, along with the corresponding impact of master netting agreements and collateralization. For further information please refer to Note 24 “Non-Current Assets and Disposal Groups Held for Sale” to the consolidated financial statements.

Assets

	Dec 31, 2019
			Net amounts of financial assets presented on the balance sheet	Amounts not set off on the balance sheet
in € m.	Gross amounts of financial assets	Gross amounts set off on the balance sheet		Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral¹	Net amount
Central bank funds sold and securities purchased under resale agreements (enforceable)	14,174	(2,985)	11,189	0	0	(11,186)	3
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	2,612	0	2,612	0	0	(2,464)	148
Securities borrowed (enforceable)	424	0	424	0	0	(299)	124
Securities borrowed (non-enforceable)	4	0	4	0	0	(4)	0
Financial assets at fair value through profit or loss (enforceable)	476,371	(96,171)	380,200	(263,180)	(41,115)	(65,075)	10,830
Of which: Positive market values from derivative financial instruments (enforceable)	337,117	(17,479)	319,638	(262,326)	(41,115)	(5,535)	10,661
Financial assets at fair value through profit or loss (non-enforceable)	150,513	0	150,513	0	(1,119)	(12,424)	136,971
Of which: Positive market values from derivative financial instruments (non-enforceable)	13,293	0	13,293	0	(1,062)	(896)	11,335
Total financial assets at fair value through profit or loss	626,884	(96,171)	530,713	(263,180)	(42,234)	(77,498)	147,801
Loans at amortized cost	429,841	0	429,841	0	(11,819)	(55,458)	362,563
Other assets	116,259	(5,900)	110,359	(37,267)	(570)	(138)	72,384
Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable)	3,004	(224)	2,780	(2,149)	(443)	(94)	94
Remaining assets subject to netting	1,415	0	1,415	0	0	(1,361)	54
Remaining assets not subject to netting	211,117	0	211,117	0	(745)	(1,276)	209,096
Total assets	1,402,730	(105,056)	1,297,674	(300,447)	(55,368)	(149,685)	792,174

[1]Excludes real estate and other non-financial instrument collateral.

Liabilities

	Dec 31, 2019
			Net amounts of financial liabilities presented on the balance sheet	Amounts not set off on the balance sheet
in € m.	Gross amounts of financial liabilities	Gross amounts set off on the balance sheet		Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral	Net amount
Deposits	572,208	0	572,208	0	0	0	572,208
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	5,452	(2,985)	2,467	0	0	(2,467)	0
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	648	0	648	0	0	(400)	248
Securities loaned (enforceable)	191	0	191	0	0	(191)	0
Securities loaned (non-enforceable)	68	0	68	0	0	(61)	7
Financial liabilities at fair value through profit or loss (enforceable)	476,677	(96,316)	380,361	(264,392)	(29,755)	(42,121)	44,093
Of which: Negative market values from derivative financial instruments (enforceable)	324,374	(18,125)	306,249	(263,358)	(29,755)	(6,108)	7,028
Financial liabilities at fair value through profit or loss (non-enforceable)	24,087	0	24,087	0	(1,535)	(7,982)	14,570
Of which: Negative market values from derivative financial instruments (non-enforceable)	10,257	0	10,257	0	(1,286)	(401)	8,571
Total financial liabilities at fair value through profit or loss	500,764	(96,316)	404,448	(264,392)	(31,290)	(50,103)	58,663
Other liabilities	113,719	(5,754)	107,964	(45,985)	(418)	(15)	61,546
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	2,539	(1,109)	1,431	(1,118)	(269)	(15)	28
Remaining liabilities not subject to netting	147,521	0	147,521	0	0	(4)	147,517
Total liabilities	1,340,571	(105,056)	1,235,515	(310,376)	(31,708)	(53,240)	840,190